Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	Xenith Bankshares, Inc.
Entity Central Index Key	0001442741
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Dec. 31, 2013
Current Fiscal Year End Date	--12-31
Amendment Flag	false